Financial instruments (Details 10) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Current	$ 298,822	$ 23,585
Non-current	1,518,926	1,330,382
Total	1,817,748	1,353,967
Bank borrowings [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments [Line Items]
Current	199	300
Non-current	69,138	68,870
Total	69,337	69,170
Unsecured obligations [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments [Line Items]
Current	280,578	15,145
Non-current	1,403,108	1,249,479
Total	1,683,686	1,264,624
For hedging [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current	7,183	5,285
Non-current	16,477	12,033
Total	23,660	17,318
Non-hedging liabilities [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current	3,168	2,855
Total	3,168	$ 2,855
Lease Liability [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current	7,694
Non-current	30,203
Total	$ 37,897